Document and Entity Information (USD $)	6 Months Ended
	May 31, 2012	Jul. 12, 2012
Document And Entity Information
Entity Registrant Name	Commonwealth Realty Partners, Inc.
Entity Central Index Key	0001477130
Document Type	S-11
Document Period End Date	May 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to include the quarter ended May 31, 2012 financial information.
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		10,000,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

BALANCE SHEETS (USD $)	May 31, 2012	Nov. 30, 2011	Nov. 30, 2010
Current Assets
Cash and equivalents	$ 2,789	$ 1,290	$ 2,789
Prepaid expenses	0	0	0
TOTAL ASSETS	2,789	2,789	1,290
Current Liabilities
Accrued expenses	0	7,116	6,383
Loans payable - related parties	17,172	10,056	1,600
Total current liabilities	17,172	17,172	7,983
Stockholders' equity (deficit)
Preferred Stock, $.001 par value, 10,000,000 shares authorized, 1,000,000 shares issued and outstanding	1,000	1,000	1,000
Common Stock, $.001 par value, 65,000,000 shares authorized, 10,000,000 shares issued and outstanding	10,000	10,000	10,000
Deficit accumulated during the development stage	(25,383)	(25,383)	(17,693)
Total stockholders' equity (deficit)	(14,383)	(14,383)	(6,693)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,789	$ 2,789	$ 1,290

BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2012	Nov. 30, 2011	Nov. 30, 2010
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, issued	1,000,000	1,000,000	1,000,000
Preferred Stock, outstanding	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	65,000,000	65,000,000	65,000,000
Common stock, issued	10,000,000	10,000,000	10,000,000
Common stock, outstanding	10,000,000	10,000,000	10,000,000

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	May 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses	0	0	0	0	15,093	7,690	25,383	25,383
Net Loss	$ 0	$ 0	$ 0	$ (118)	$ (15,093)	$ (7,690)	$ (25,383)	$ (25,383)
Net income (loss) per share: Basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding: Basic and diluted	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	May 31, 2012	May 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	May 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the period	$ 0	$ (118)	$ (15,093)	$ (7,690)	$ (25,383)	$ (25,383)
Change in non-cash working capital items:
(Increase) decrease in prepaid expenses	0	0	5,000	0	0	0
Increase (decrease) in accrued expenses	(1,116)	(6,383)	6,383	723	7,116	6,000
NET CASH (USED IN) OPERATING ACTIVITIES	(1,116)	(6,501)	(3,710)	(6,967)	(18,267)	(19,383)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of stock	0	0	0	0	11,000	11,000
Proceeds from note payable - related party	1,116	8,000	0	8,456	10,056	11,172
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,116	8,000	0	8,456	21,056	22,172
NET INCREASE (DECREASE) IN CASH	0	1,499	(3,710)	1,499	2,789	2,789
CASH, BEGINNING OF PERIOD	1,290	2,789	2,789	1,290	0	0
CASH, END OF PERIOD	2,789	2,789	1,290	2,789	1,290	2,789
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	0	0	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

STATEMENT OF STOCKHOLDERS’ EQUITY (DEFICIT) (unaudited) (USD $)	Preferred Stock	Common Stock	Deficit accumulated during the development	Total
Beginning Balance, Amount at Nov. 17, 2009	$ 1,000	$ 10,000		$ 11,000
Beginning Balance, Shares at Nov. 17, 2009	1,000,000	10,000,000
Net loss			(2,600)	(2,600)
Ending Balance, Amount at Nov. 30, 2009	1,000	10,000	(2,600)	8,400
Ending Balance, Shares at Nov. 30, 2009	1,000,000	10,000,000
Net loss			(15,093)	(15,093)
Ending Balance, Amount at Nov. 30, 2010	1,000	10,000	(17,693)	(6,693)
Ending Balance, Shares at Nov. 30, 2010	1,000,000	10,000,000
Net loss			(7,690)	(7,690)
Ending Balance, Amount at Nov. 30, 2011	1,000	10,000	(25,383)	(14,383)
Ending Balance, Shares at Nov. 30, 2011	1,000,000	10,000,000
Net loss
Ending Balance, Amount at May. 31, 2012	$ 1,000	$ 10,000	$ (25,383)	$ (14,383)
Ending Balance, Shares at May. 31, 2012	1,000,000	10,000,000

SUMMARY OF ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 1. SUMMARY OF ACCOUNTING POLICIES

Nature of Business

CommonWealth Realty Partners, Inc. is a development stage company and was incorporated in Nevada on November 18, 2009.  The Company’s objective is to purchase, manage, and dispose of real estate assets.

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for development stage companies.  A development stage company is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of six months or less to be cash equivalents.  At May 31, 2012 and November 30, 2011 the Company had $2,789 of unrestricted cash.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, prepaid expenses, accrued expenses, and an amount due to a related party. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basic loss per share

Basic loss per share has been calculated based on the weighted average number of shares of common stock outstanding during the period.

Organizational Costs

Costs of start-up activities, including organizational costs, are expensed as incurred.

Offering Costs

Debt issue costs are deferred and amortized over the term of the related debt. The direct incremental costs of issuing securities (offering costs) are deferred and deducted from the proceeds of the offering.

Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Nature of Business

CommonWealth Realty Partners, Inc. is a development stage company and was incorporated in Nevada on November 18, 2010. The Company's objective is to purchase, manage, and dispose of real estate assets.

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for development stage companies.  A development stage company is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents.  At November 30, 2011 and 2010, respectively, the Company had $2,789 and $1,290 of unrestricted cash.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, prepaid expenses, and an amount due to a related party. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basic loss per share

Basic loss per share has been calculated based on the weighted average number of shares of common stock outstanding during the period.

Organizational Costs

Costs of start-up activities, including organizational costs, are expensed as incurred.

Offering Costs

Debt issue costs are deferred and amortized over the term of the related debt. The direct incremental costs of issuing securities (offering costs) are deferred and deducted from the proceeds of the offering.

Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position or cash flow.

ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 2. ACCRUED EXPENSES

Accrued expenses consisted of the following at May 31, 2012 and November 30, 2011:

	May 31, 2012	November 30, 2011
Accrued professional fees	$0	$6,000
Accrued state excise tax	0	456
Accrued state license fees	0	660
Total Accrued Expenses	$0	$7,116

Accrued expenses consisted of the following at November 30, 2011 and 2010:

	2011	2010
Accrued professional fees	$6,000	$5,927
Accrued state excise tax	456	456
Accrued state license fees	660	0
Total Accrued Expenses	$7,116	$6,383

LOANS PAYABLE - RELATED PARTIES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 3. LOANS PAYABLE - RELATED PARTIES

The Company received a $1,600 note payable from an individual on November 18, 2009, and, from the same individual, another $8,000 in December, 2010, $1,116 in February, 2012, $4,000 in March 2012, and $2,000 in May 2012.  The notes are due on demand, unsecured, and bear no interest.  The individual is a shareholder, officer, and director of the Company.

The Company received a $1,600 loan from an individual on November 18, 2009, and another $8,000 from the same individual on December 20, 2010.  The note is due on demand, unsecured, and bears no interest.  The individual is a shareholder, officer, and director of the Company.

A company related by common ownership paid $456 on behalf of the Company in October, 2011.  The verbal note is due on demand, unsecured, and bears no interest.

OPERATING EXPENSES	12 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Note 4. OPERATING EXPENSES

Operating expenses consisted of the following for the years ended November 30, 2011 and 2010

	2011	2010
Professional fees	$6,000	$12,427
State excise tax	0	456
Filing, licensing, and transfer agent fees	1,690	2,210
Total Operating Expenses	$7,690	$15,093

INCOME TAXES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 5. INCOME TAXES

For the periods ended May 31, 2012, the Company has incurred net losses and, therefore, has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved.  The cumulative net operating loss carry-forward is approximately $25,400 at May 31, 2012, and will expire beginning in the year 2029.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	May 31, 2012	November 30, 2011
Deferred tax asset attributable to:
Net operating loss carryover	$8,640	$8,640
Valuation allowance	(8,640)	(8,640)
Net deferred tax asset	$-	$-

For the periods ended November 30, 2011 and 2010, the Company has incurred net losses and, therefore, has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved.  The cumulative net operating loss carry-forward is approximately $25,400 at November 30, 2011, and will expire beginning in the year 2029.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2011	2010
Deferred tax asset attributable to:
Net operating loss carryover	$8,640	$5,860
Valuation allowance	(8,640)	(5,860)
Net deferred tax asset	$-	$-

PREFERRED STOCK	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 6. PREFERRED STOCK

At May 31, 2012, the Company had 1,000,000 shares of preferred stock that were issued and outstanding.  Each share of preferred stock can be converted into one share of common stock.  Each share of preferred stock carries voting rights that are the same as the common shares voting rights.  Presently, the preferred shares do not carry any preferences, right, or privileges that differ form those of the common shares.

At November 30, 2009, the Company had 1,000,000 shares of preferred stock that were issued and outstanding.  Each share of preferred stock can be converted into one share of common stock.  Each share of preferred stock carries voting rights that are the same as the common shares voting rights.  Presently, the preferred shares do not carry any preferences, right, or privileges that differ from those of the common shares.

LIQUIDITY AND GOING CONCERN	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 7. LIQUIDITY AND GOING CONCERN

Commonwealth Realty Partners, Inc., has operating losses since inception, has not yet begun executing its business plan, and has not yet received revenues from sales of products or services.  These factors create substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations.  Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.

Commonwealth Realty Partners, Inc., has operating losses since inception, has not yet begun executing its business plan, and has not yet received revenues from sales of products or services.  These factors create substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations.  Management's plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.

SUBSEQUENT EVENTS	6 Months Ended
May 31, 2012
Notes to Financial Statements
Note 8. SUBSEQUENT EVENTS

The Company has committed to issue 50,000 common shares to its corporate attorney, for services to be rendered.

The Company has analyzed its operations subsequent to May 31, 2012 through the date these financial statements were issued and has determined that it does not have any other material subsequent events to disclose in these financial statements.